RIGHT-OF-USE ASSETS AND LEASE LIABILITIES- Annual lease obligations (Details) $ in Thousands	Mar. 31, 2024 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 127,850
Less than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	31,066
One - two years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	25,068
Two - three years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	19,337
Three - four years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	12,460
Four - five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	9,685
Due in over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total undiscounted lease liabilities	$ 30,234